PRINCIPAL ACCOUNTING POLICIES -Exercisable options price range (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥)
Share-based compensation disclosures by exercise price range
Number of shares, outstanding | shares	6,709,008
Number of shares, exercisable | shares	2,787,994
Other disclosures
Weighted average fair value of options granted (in dollars per share)	$ 150.38		$ 376.78		$ 140.95
Unrecognized compensation cost | $	$ 546
Weighted average recognized period	3 years 2 months 12 days	3 years 2 months 12 days
Proceeds from exercise of share options	$ 98	¥ 677		¥ 732		¥ 212
0.00 - 100.00
Share-based compensation disclosures by exercise price range
Exercise price, lower range (in dollars per share)	$ 0.00
Exercise price, upper range (in dollars per share)	$ 100.00
Number of shares, outstanding | shares	1,559,585
Weighted-average exercise price, outstanding (in dollars per share)	$ 35.58
Weighted-average remaining contractual life (years), outstanding	4 years 9 months 15 days	4 years 9 months 15 days
Number of shares, exercisable | shares	748,322
Weighted-average exercise price, exercisable (in dollars per share)	$ 74.14
Weighted-average remaining contractual life (years), exercisable	2 years 7 days	2 years 7 days
100.01 - 200.00
Share-based compensation disclosures by exercise price range
Exercise price, lower range (in dollars per share)	$ 100.01
Exercise price, upper range (in dollars per share)	$ 200.00
Number of shares, outstanding | shares	1,218,954
Weighted-average exercise price, outstanding (in dollars per share)	$ 157.29
Weighted-average remaining contractual life (years), outstanding	2 years 11 months 16 days	2 years 11 months 16 days
Number of shares, exercisable | shares	1,218,954
Weighted-average exercise price, exercisable (in dollars per share)	$ 157.29
Weighted-average remaining contractual life (years), exercisable	2 years 11 months 16 days	2 years 11 months 16 days
200.01 - 300.00
Share-based compensation disclosures by exercise price range
Exercise price, lower range (in dollars per share)	$ 200.01
Exercise price, upper range (in dollars per share)	$ 300.00
Number of shares, outstanding | shares	2,144,923
Weighted-average exercise price, outstanding (in dollars per share)	$ 223.01
Weighted-average remaining contractual life (years), outstanding	6 years 11 months 23 days	6 years 11 months 23 days
Number of shares, exercisable | shares	414,227
Weighted-average exercise price, exercisable (in dollars per share)	$ 251.25
Weighted-average remaining contractual life (years), exercisable	4 years 8 months 16 days	4 years 8 months 16 days
300.01 - 400.00
Share-based compensation disclosures by exercise price range
Exercise price, lower range (in dollars per share)	$ 300.01
Exercise price, upper range (in dollars per share)	$ 400.00
Number of shares, outstanding | shares	1,785,546
Weighted-average exercise price, outstanding (in dollars per share)	$ 338.34
Weighted-average remaining contractual life (years), outstanding	6 years 6 months 7 days	6 years 6 months 7 days
Number of shares, exercisable | shares	406,491
Weighted-average exercise price, exercisable (in dollars per share)	$ 324.93
Weighted-average remaining contractual life (years), exercisable	5 years 10 months 13 days	5 years 10 months 13 days